Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]

	Intellectual
	Property	Total
Cost
Balance at December 31, 2019	$-	$-
Additions	4,366	4,366
Balance at December 31, 2020	$4,366	$4,366
Additions	-	-
Balance at December 31, 2021	$4,366	$4,366
Accumulated Depreciation
Balance at December 31, 2019	$-	$-
Depreciation	-	-
Balance at December 31, 2020	$-	$-
Depreciation	437	437
Balance at December 31, 2021	$437	$437
Net Book Value
At December 31, 2020	$4,366	$4,366
At December 31, 2021	$3,929	$3,929